PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Buildings	183,754	178,682
Office equipment	20,175	33,081
Motor vehicles	3,305	3,190
Leasehold improvement	7,005	10,154
Land	37,421	37,421
Total	251,660	262,528
Less: Accumulated depreciation	(34,555)	(42,305)
	217,105	220,223

Depreciation expenses amounted to US$8,559 and US$10,242 for the nine months ended September 30, 2014 and 2015, respectively.

The Group is still in the process of obtaining the property ownership certificates for certain buildings with a net carrying amount of US$12,514. As the transfer of ownership of the buildings has been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Group, the Group has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2014 and September 30, 2015.